Note 5 - Advances From Federal Home Loan Bank (FHLB) (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 12,400,000	$ 12,800,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	12,400,000
Advance from Federal Home Loan Bank	0	500,000
Proceeds from FHLBank Borrowings, Financing Activities	855,000	$ 1,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End		5.712%
Payments of FHLBank Borrowings, Financing Activities	$ 855,000